Supplemental Cash Flow Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Amounts receivable	$ (582)	$ 3
Prepaid expenses and deposits	(242)	100
Accounts payable and accrued liabilities	(72)	182
Changes in non-cash working capital	$ (896)	$ 285